Submission	Feb. 20, 2025
Submission [Line Items]
Central Index Key	0000065984
Registrant Name	Entergy Corporation
Registration File Number	333-266624
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES